Other financial assets - Other non-current financial assets (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Other financial assets [Line Items]
Non-current financial assets at fair value through profit or loss	€ 283	€ 248	€ 136
Non-current financial assets measured at fair value through other comprehensive income	300	146	72
Non-current financial assets at amortised cost	47	37	40
Other non-current financial assets	630	430	€ 248
Acquisitions	123	131
Sales redemptions	126	65
Value adjustment through OCI	(43)	3
Value adjustment through P&L	95	133
Translation Differences And Other	29	(17)
Reclassifications	122	(3)
Financial assets at fair value through profit or loss, category [member]
Other financial assets [Line Items]
Acquisitions	54	44
Sales redemptions	122	59
Value adjustment through OCI	0	0
Value adjustment through P&L	95	133
Translation Differences And Other	8	(6)
Reclassifications	(1)	0
Financial assets at fair value through other comprehensive income, category [member]
Other financial assets [Line Items]
Acquisitions	59	82
Sales redemptions	0	3
Value adjustment through OCI	(43)	3
Value adjustment through P&L	0	0
Translation Differences And Other	19	(5)
Reclassifications	120	(3)
Financial assets at amortised cost, category [member]
Other financial assets [Line Items]
Acquisitions	10	4
Sales redemptions	3	2
Value adjustment through OCI	0	0
Value adjustment through P&L	0	0
Translation Differences And Other	2	(6)
Reclassifications	€ 2	€ 0